Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Credit facilities	$ 933,627	$ 874,038
Financial liabilities	526,156	695,934
Finance lease liabilities	481,305	389,007
Total borrowings	1,941,088	1,958,979
Less: Current portion of long-term borrowings, net	(303,249)	(391,095)
Less: Deferred finance costs, net	(16,385)	(13,532)
Long-term borrowings, net	$ 1,621,454	$ 1,554,352